Unaudited Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
VOYAGE REVENUES(note 9a)	$ 96,619	$ 96,477	$ 193,726	$ 195,817
OPERATING EXPENSES
Voyage expenses	1,224	242	1,615	585
Vessel operating expenses (note 9a)	24,814	22,177	50,130	44,564
Depreciation and amortization	25,156	24,796	49,299	49,553
General and administrative (note 9a)	4,744	4,433	10,213	9,693
Total operating expenses	55,938	51,648	111,257	104,395
Income from vessel operations	40,681	44,829	82,469	91,422
OTHER ITEMS
Equity income	39,425	11,086	65,849	28,134
Interest expense (note 7)	(13,132)	(13,734)	(26,380)	(26,532)
Interest income	782	949	1,297	1,881
Realized and unrealized gain (loss) on derivative instruments (note 10)	10,666	(18,145)	2,381	(34,048)
Foreign currency exchange (loss) gain (notes 7 and 10)	(2,787)	13,927	5,424	4,259
Other income	407	480	876	694
Total other items	35,361	(5,437)	49,447	(25,612)
Net income before income tax (expense) recovery	76,042	39,392	131,916	65,810
Income tax (expense) recovery (note 8)	(800)	(132)	(1,643)	129
Net income	75,242	39,260	130,273	65,939
Non-controlling interest in net income	5,581	1,572	6,167	3,520
General Partner's interest in net income	6,278	5,293	12,243	10,325
Limited partners' interest in net income	63,383	32,395	111,863	52,094
Limited partners' interest in net income per common unit
• Basic	$ 0.91	$ 0.50	$ 1.60	$ 0.80
• Diluted	$ 0.91	$ 0.50	$ 1.60	$ 0.80
Weighted-average number of common units outstanding:
• Basic	69,713,500	64,857,900	69,698,714	64,857,900
• Diluted	69,732,097	64,857,900	69,709,382	64,857,900
Cash distributions declared per common unit	$ 0.6750	$ 0.6750	$ 1.3500	$ 1.3050
Related party transactions (note 9)